Property, plant and equipment, Acquisition and Disposal (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Pool Vessel	Jun. 30, 2024 USD ($)	Dec. 31, 2024 Pool
Acquisition and disposal [Abstract]
Number of commercial pools | Pool	10		10
Impairment losses	$ 0	$ 0
Mortgaged vessels carrying amount	1,782,000,000	2,332,600,000
Right-of-use Assets - Vessels [Member]
Acquisition and disposal [Abstract]
Additions to right-of-use assets - Vessels	$ 17,900,000	$ 10,800,000
MR Vessels [Member]
Acquisition and disposal [Abstract]
Number of time chartered vessels with purchase option | Vessel	6
LR1 Vessels [Member]
Acquisition and disposal [Abstract]
Number of time chartered vessels with purchase option | Vessel	2